Financial Risk Management Objectives and Policies - Summary of Contractual Undiscounted Future Cash Flow (Details) € in Thousands	Sep. 30, 2025 EUR (€)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings (excluding interest)	€ 1,134,140
Tax receivable agreement liability	472,370
Interest accrued on interest-bearing loan and borrowings	195,689
Lease liabilities (undiscounted)	230,798
Derivative liabilities	347
Trade and other payables	136,003
Accrued liabilities	32,222
Other liabilities	3,855
Total contractual obligations	2,205,424
On Demand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Tax receivable agreement liability	416,441
Total contractual obligations	416,441
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings (excluding interest)	5,090
Tax receivable agreement liability	55,929
Interest accrued on interest-bearing loan and borrowings	42,652
Lease liabilities (undiscounted)	51,481
Derivative liabilities	347
Trade and other payables	136,003
Accrued liabilities	32,222
Other liabilities	3,855
Total contractual obligations	327,579
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings (excluding interest)	4,840
Interest accrued on interest-bearing loan and borrowings	51,922
Lease liabilities (undiscounted)	37,120
Total contractual obligations	93,882
2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings (excluding interest)	4,603
Interest accrued on interest-bearing loan and borrowings	52,643
Lease liabilities (undiscounted)	24,011
Total contractual obligations	81,257
2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings (excluding interest)	892,699
Interest accrued on interest-bearing loan and borrowings	43,500
Lease liabilities (undiscounted)	20,483
Total contractual obligations	956,682
2030
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings (excluding interest)	226,908
Interest accrued on interest-bearing loan and borrowings	4,972
Lease liabilities (undiscounted)	17,447
Total contractual obligations	249,327
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities (undiscounted)	80,256
Total contractual obligations	€ 80,256